TAXES ON INCOME	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 12:-	TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax rates:

Generally, income of Israeli companies is subject to corporate tax. The corporate tax rate in Israel was 23% in 2024, 2023 and 2022.

2.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the "Law"):

The Company has been granted an "Approved Enterprise" status, under the Law, for nine investment programs in the alternative program, by the Israeli Government.

Certain production facilities of the Company have been granted “Benefitted Enterprise” status under the provision of the Law. The Company was eligible under the terms of minimum qualifying investment and elected 2011 as the Year of Election as defined in the Law.

Income derived from Benefitted Enterprise is tax exempt for a period of two years out of the period of benefits. Based on the percentage of foreign shareholding in the Company, income derived during the remaining years of benefits is taxable at the rate of 10%-25%.

The period of benefits of the Benefitted Enterprises under the 2011 election expired in 2023. As of December 31, 2023, the Company did not generate taxable income from the Benefitted Enterprises.

Income from sources other than a Benefitted Enterprise during the benefit period is subject to tax at the regular corporate tax rate (23% in 2024, 2023 and 2022).

On January 1, 2011, new legislation that constitutes a major amendment to the Law was enacted (the "Amendment Legislation"). Under the Amendment Legislation, a uniform rate of corporate tax would apply to all qualified income of certain industrial companies, as opposed to the law's incentives that were limited to income from Benefitted Enterprises during their benefits period. According to the Amendment Legislation and following amendments, the applicable tax rate for 2016 and onwards was set at 7.5% in geographical areas in Israel designated as Development Zone A and 16% elsewhere in Israel. The profits of these Industrial Companies may be distributable as dividends, subject to a 20% withholding tax (or lower, under an applicable tax treaty). The Company is not located in Development Zone A.

Under the transitory provisions of the Amendment Legislation, the Company may have elected whether to irrevocably implement the new law in its Israeli company while waiving benefits provided under Benefitted Enterprise or keep implementing Benefitted Enterprise during the relevant years. Opting for the new law is permissible at any stage.

An amendment from December 2016 prescribes special tax tracks for technological enterprises. The new tax tracks under the amendment are as follows:

Technological preferred enterprise - an enterprise for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion. A technological preferred enterprise, as defined in the Law, which is located in the center of Israel will be subject to tax at a rate of 12% on profits deriving from intellectual property (in Development Zone A- a tax rate of 7.5%).

3.
On November 15, 2021, the Israeli Parliament released its 2021-2022 Budget Law (“2021 Budget Law”). The 2021 Budget Law introduces a new dividend ordering rule that apportions every dividend between previously tax-exempt (“Trapped Earnings”) and previously taxed income. Consequently, distributions (including deemed distributions as per Section 51(h)/51B of the Law) may entail additional corporate tax liability to the distributing company. The Company had approximately $169,300 tax-exempt profits in its Accumulated deficit. If such tax-exempt profits were distributed, it would have been taxed at the reduced corporate tax rate applicable to such income, and approximately $31,300 of additional taxes on income would have been recorded.

The 2021 Budget Law also offered a temporary tax relief for releasing trapped earnings, lowering the tax rate by up to 60%, effective for one year from November 15, 2021. In 2022, the Company utilized this relief to release trapped earnings, resulting in a one-time expense of $12,880 which was recorded under Taxes on income in the consolidated statement of income (loss).

b.	Taxes on income on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective domiciles of residence. The Company has not made any provisions relating to undistributed earnings of the Company's foreign subsidiaries since the Company has no future plans to distribute such earnings. If earnings are distributed to Israel in the form of dividends or otherwise, the Company may be subject to additional Israeli taxes on income (subject to an adjustment for foreign tax credits) and foreign withholding taxes. As of December 31, 2024, the amount of undistributed earnings of non-Israeli subsidiaries, which is considered indefinitely reinvested, was $3,839 with a corresponding unrecognized deferred tax liability of $589.

c.	Carryforward tax losses and credits:

As of December 31, 2024, the Company had operating loss carryforwards for Israeli income tax purposes of approximately $24,647 which may be offset indefinitely against future taxable income.

As of December 31, 2024 and 2023, the Company had capital loss carryforwards for Israeli tax purposes which may be offset indefinitely against future capital gains. the Company doesn’t expect future utilization of such carry forwards losses and accordingly records full valuation allowance.

As of December 31, 2024, the Company's U.S. subsidiaries had approximately $1,878 of carryforward tax losses for Federal tax purposes and $10,045 of carryforward tax losses for state tax purposes, which can be utilized up to 20 years since incurred, with expiration commencing in 2028. The U.S subsidiaries had R&D credits carryforwards for federal tax purposes of approximately $2,346 and for state tax purposes of approximately $5,466.

The Company has carryforward tax losses relating to other subsidiaries in Europe and South America of approximately $41,671 (which can be utilized indefinitely) and $48,303 ($42,535 can be utilized up to 4 years since incurred, with expiration commencing in 2025, and the remaining $5,768 can be utilized in part for up to 12 years and in part indefinitely), as of December 31, 2024, respectively.

d.	Deferred taxes:

Significant components of the Company's deferred tax liabilities and assets are as follows:

		December 31,
		2024	2023
1.	Provided in respect of the following:
	Gross deferred tax assets:
	Carryforward tax losses and credits *) **)	$34,030	$35,636
	Property, equipment and intangibles	28,645	29,055
	Inventory accrual	2,268	1,460
	Vacation accrual	662	686
	Supplementary tax advances	1,530	1,274
	Deferred revenues	-	193
	Research and development costs	7,056	5,167
	Other temporary differences	883	1,860

	Gross deferred tax assets	75,074	75,331

	Valuation allowance	(57,667)	(56,491)

	Net deferred tax assets	17,407	18,840

	Gross deferred tax liabilities:
	Property, equipment and intangibles	(5,511)	(7,042)
	Other temporary differences	-	(314)

	Gross deferred tax liabilities	(5,511)	(7,356)

	Net deferred tax assets	$11,896	$11,484

*)	The amounts are presented after reduction for unrecognized tax benefits of $3,241 and $2,860 as of December 31, 2024 and 2023, respectively.

**)	Excluding capital losses carryforwards, which are not part of the Company’s on-going business, and for which the Company records full valuation allowance, see Note 12c.

2.
The Peruvian government awarded GNP, the Company's subsidiary in Peru, the Regional PRONATEL Projects under six separate bids for the construction of fiber and wireless networks and operation of the networks for a defined period. The income derived from the construction and operation of the projects is a tax-exempt subsidy.

3.
During the year ended December 31, 2024, the Company increased valuation allowance by $1,176, resulting mainly from changes relating to carryforward tax losses and some temporary differences, as described above. The Company provided valuation allowance for a portion of the deferred taxes related to carryforward losses and other temporary differences that management believes are not more likely than not to be realized in the foreseeable future.

e.	Reconciling items between the statutory tax rate of the Company and the actual taxes on income:

	Year ended December 31,
	2024	2023	2022

Income before taxes on income, as reported in the consolidated statements of income (loss)	$29,201	$28,194	$7,135

Statutory tax rate	23.0%	23.0%	23.0%

Theoretical taxes on income	$6,716	$6,485	$1,641
Currency differences	1,324	(1,212)	621
Tax adjustment in respect of different tax rates	1,313	501	(883)
Changes in valuation allowance	1,176	322	1,999
Expiration of carryforward tax losses	4,033	2,814	1,517
Exempt subsidy income	(9,537)	(5,257)	(6,758)
Release of trapped earnings	-	-	12,880
Exempts income from arbitrations	(4,035)	(975)	-
Nondeductible expenses and other differences	3,362	2,012	2,046

	$4,352	$4,690	$13,063

f.	Taxes on income included in the consolidated statements of income (loss):

	Year ended December 31,
	2024	2023	2022

Current	$2,355	$2,380	$14,940
Deferred	1,997	2,310	(1,877)

	$4,352	$4,690	$13,063

	Year ended December 31,
	2024	2023	2022

Domestic	$4,385	$2,938	$12,154
Foreign	(33)	1,752	909

	$4,352	$4,690	$13,063

g.	Income (loss) before taxes on income:
	Year ended December 31,
	2024	2023	2022

Domestic	$13,207	$24,532	$(7,523)
Foreign	15,994	3,662	14,658

	$29,201	$28,194	$7,135

h.	Unrecognized tax benefits:

A reconciliation of the beginning and ending gross amount of unrecognized tax benefits is as follows:

	December 31,
	2024	2023

Balance at beginning of year	$3,397	$2,908
Increase (decrease) in tax positions for prior years, net	(221)	212
Increase in tax positions for current year	417	277

Balance at the end of year *)	$3,594	$3,397

*)
The amounts for the years ended December 31, 2024 and 2023 include $3,241 and $2,860, respectively, of unrecognized tax benefits which are presented as a reduction from deferred tax assets, see Note 12d.

The unrecognized tax benefits included accrued penalties and interest of $116 and $114 as of December 31, 2024 and 2023, respectively. During the years ended December 31, 2024, 2023 and 2022, the Company recorded expense (income) of ($194), $194 and ($131) on the unrecognized tax benefits, respectively.

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate of the Company for the year ended December 31, 2024 is $1,746.

i.
The Company and its subsidiaries file income tax returns in Israel and in other jurisdictions of its subsidiaries. The Company's Israeli tax assessments through 2019 are considered final. As of December 31, 2024, the tax returns of the Company’s main subsidiaries are still subject to audits by the tax authorities for the tax years 2019 through 2023.